Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,167,840	$ 4,837,026	$ 4,606,911
Less - accumulated depreciation	(1,855,898)	(1,753,103)	(1,551,990)
Property and equipment, net	3,311,942	3,083,923	3,054,921
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	444,906	444,906	444,906
Buildings and Recreational Facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,543,071	2,262,814	2,242,904
Properties Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,978,759	1,939,018	1,790,213
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 201,104	$ 190,288	$ 128,888